Related party transactions - Schedule of Technical Service Fees Under Management Agreements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2012 Vessel class 2500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 3500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 4250 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 4500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 4800 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 5100 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 8500 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 9600 (TEU) [Member] Vessel	Dec. 31, 2012 Vessel class 13100 (TEU) [Member] Vessel
Related Party Transaction [Line Items]
Capacity of vessel class	4,800	2,500	3,500	4,250	4,500	4,800	5,100	8,500	9,600	13,100
Number of vessels	4	10	2	24	5	4	4	10	2	8
Weighted-average technical services fee (in whole amounts, per vessel per day)		$ 5,132	$ 5,242	$ 5,465	$ 6,916	$ 50	$ 6,482	$ 7,268	$ 7,406	$ 8,545